RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Brokerage commissions	$ 353,298	$ 159,775	$ 367,827
Brokerage commissions expensed to related parties	355,811	157,097	367,827
Net interest (expense) income	(5,113)	1,066	9,703
Net interest (expensed) earned from cash held in commodity trading accounts held with related parties	(6,070)	861	8,999
Realized gain from equity in commodity trading accounts	19,093,849	33,159,228
Unrealized profit from equity in commodity trading accounts	833,922	547,428
Class A Units
Related party transactions
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.50%
Class C Units
Related party transactions
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	2.50%
Class I Units
Related party transactions
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.10%
Financial Data Services, Inc.
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)	0.02%
Fees allocated to Fund	5,777	9,082	10,082
Fees payable	$ 730	$ 980
Financial Data Services, Inc. | Minimum
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)	0.016%
Financial Data Services, Inc. | Maximum
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)	0.02%
BAC
Related party transactions
Interest rate under the Interest Earning Program on U.S. dollar cash balances	federal funds rate
Margin on interest rate under the Interest Earning Program on U.S. dollar cash balances (as a percent)	0.20%
Floor rate (as a percent)	0.00%
MLPF&S
Related party transactions
Average round-turn commission rate (in dollars per round turn)	13.44	5.60	7.95